Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 1,309	$ 778	$ 935
Other comprehensive income (loss), net of tax
Net unrealized gains (losses) on available-for-sale securities	550	237	(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43
Total other comprehensive income (loss), net of tax	450	259	(677)
Total comprehensive income (loss)	1,759	1,037	258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)
Total comprehensive income attributable to Nationwide Life Insurance Company	$ 1,855	$ 1,128	$ 354